JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Global Allocation Portfolio

(All Share Classes)

Supplement dated November 21, 2016

to the Summary Prospectuses and Prospectuses dated

May 1, 2016, as supplemented

CHANGE IN BENCHMARK: Effective November 30, 2016, the JPMorgan Insurance Trust Global Allocation Portfolio (the “Portfolio”) will change two of the benchmarks it uses to compare performance. The Bloomberg Barclays U.S. Aggregate Index will be replaced by the Bloomberg Barclays Global Aggregate Index — Unhedged USD. In connection with this change, the Bloomberg Barclays Global Aggregate Index — Unhedged USD will also replace the Bloomberg Barclays U.S. Aggregate Index in the Global Allocation Composite Benchmark, which will now be comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD.

For Class 1 Prospectus

The first paragraph in “The Portfolio’s Past Performance” section on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows the performance of the Portfolio’s Class 1 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Portfolio. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Variable Underlying Funds Flexible Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Portfolio will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the Average Annual Total Returns table on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Portfolio (Since 12/9/14)
CLASS 1 SHARES	(1.06)%	(1.22)%
MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	(1.42)
BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	(3.56)
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes	0.55	0.81
GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	(2.00)
LIPPER VARIABLE UNDERLYING FUNDS FLEXIBLE FUNDS INDEX (Reflects No Deduction for Taxes)	(1.35)	(1.35)

1	Effective November 30, 2016, the Portfolio’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

SUP-JPMITGAP-1116

For Class 2 Shares Prospectus

The first paragraph in “The Portfolio’s Past Performance” section on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows the performance of the Portfolio’s Class 2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Portfolio. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Variable Underlying Funds Flexible Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Portfolio will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the Average Annual Total Returns table on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Portfolio (Since 12/9/14)
CLASS 2 SHARES	(1.32)%	(1.47)%
MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	(1.42)
BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	(3.56)
BLOOMGERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes	0.55	0.81
GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	(2.00)
LIPPER VARIABLE UNDERLYING FUNDS FLEXIBLE FUNDS INDEX (Reflects No Deduction for Taxes)	(1.35)	(1.35)

1	Effective November 30, 2016, the Portfolio’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

(all Share Classes)

Supplement dated November 21, 2016

to the Summary Prospectuses, Prospectuses and Statement of

Additional Information dated May 1, 2016, as supplemented

NOTICE OF LIQUIDATION. On November 16, 2016, the Board of Trustees of JPMorgan Insurance Trust (the “Board”) approved the termination and liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (the “Portfolio”). It is anticipated that the liquidation will occur on or about April 20, 2017. Because the Portfolio is used as a funding vehicle for the variable annuity contracts and/or variable insurance policies (collectively, “variable insurance contracts”) of several insurance companies, it is anticipated that each contract holder will receive additional information from the insurance company offering the contract holder’s particular variable insurance contract about what options the contract holder has for the assets held in the Portfolio. Effective immediately, the Portfolio may depart from its stated investment objective and strategies as it increases its cash holdings in preparation for its liquidation.

On the liquidation date for the Portfolio, the Portfolio shall distribute pro rata to its shareholders of record (in this case the insurance company separate accounts) all of the assets of the Portfolio in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Portfolio on the Portfolio’s book on the liquidation date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the liquidation date, and (ii) pay such contingent liabilities as the officers of the Portfolio deem appropriate subject to ratification by the Board. Capital gain distributions, if any, may be paid on or prior to the liquidation date. As of the liquidation date, all references to the Portfolio in the Prospectuses and Statement of Additional Information will be deleted.

FOR EXISTING INSURANCE COMPANIES AND/OR VARIABLE ANNUITY PLANS WHO ON BEHALF OF CONTRACT OWNERS OF THE PORTFOLIO HAVE VALUE ALLOCATED TO SUCH PORTFOLIO AS OF NOVEMBER 25, 2016, ADDITIONAL PURCHASES OF PORTFOLIO SHARES WILL BE ACCEPTED UP TO AND INCLUDING APRIL 18, 2017, AFTER WHICH NO NEW PURCHASES WILL BE ACCEPTED. FOR ALL OTHER INVESTORS, PURCHASES OF PORTFOLIO SHARES WILL NO LONGER BE ACCEPTED EFFECTIVE NOVEMBER 26, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

SUP-JPMIT-LIQ-1116